United States Securities and Exchange Commission
                              Washington, D.C.  20549

                                       FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Insight Capital Research & Management, Inc.
Address:    2121 N. California Boulevard, Suite 560
            Walnut Creek, CA  94596

Form 13F File Number:   28-04736

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name: James Foran
Title:      Controller
Phone:      925-948-2000

Signature, Place and Date of Signing:
James Foran       Walnut Creek, CA  February 6, 2009
      [Signature] [City, State] [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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


                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         71

Form 13F Information Table Value Total:         655,606 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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


NAME OF ISSUER                TITLE CUSIP         VALUE      SHARES       INV.    OTHER  VOTING AUTH
                              OF                  X1000                   DISC.          MGR
                              CLASS
                                                                                             SOLE      SHR     NONE
Accenture Ltd Cl A             cs       G1150G111      2,765       84,325  sole    n/a          7,022  n/a      77,303
Activision Blizzard Inc        cs       00507V109      3,242      375,191  sole    n/a        192,549  n/a     182,642
AECOM Technology Corp          cs       00766T100      4,789      155,848  sole    n/a        117,664  n/a      38,184
Aerovironment Inc              cs       008073108      4,381      119,030  sole    n/a         82,630  n/a      36,400
Alaska Air Group               cs       011659109     12,408      424,200  sole    n/a        302,043  n/a     122,157
Alcon Inc                      cs       H01301102      1,220       13,677  sole    n/a          1,111  n/a      12,566
Alexion Pharma Inc             cs       015351109     31,018      857,098  sole    n/a        626,651  n/a     230,447
Allegiant Travel Co            cs       01748X102     14,061      289,499  sole    n/a        209,339  n/a      80,160
Almost Family                  cs       020409108     22,413      498,281  sole    n/a        338,648  n/a     159,633
Amedisys Inc                   cs       023436108     17,298      418,437  sole    n/a        307,514  n/a     110,923
American Italian Pasta Co Cl   cs       027070101     13,404      599,995  sole    n/a        400,491  n/a     199,504
A
American Public Education Inc  cs       02913V103      6,392      171,880  sole    n/a        127,149  n/a      44,731
American Sci & Engr            cs       029429107      8,947      120,971  sole    n/a         85,674  n/a      35,297
Amgen Inc                      cs       031162100      6,195      107,272  sole    n/a         57,092  n/a      50,180
Apollo Group Inc CL A          cs       037604105      8,878      115,868  sole    n/a         69,272  n/a      46,596
Apple Inc                      cs       037833100      1,801       21,103  sole    n/a          2,350  n/a      18,753
Argo Group Intl Hldgs Ltd      cs       G0464B107      1,149       33,880  sole    n/a         26,391  n/a       7,489
Autozone Inc                   cs       053332102      3,020       21,652  sole    n/a          2,378  n/a      19,274
Axsys Technologies Inc         cs       054615109     27,166      495,180  sole    n/a        354,043  n/a     141,137
Bank Of The Ozarks Inc         cs       063904106      2,660       89,760  sole    n/a         66,360  n/a      23,400
Celgene Corp                   cs       151020104      6,455      116,769  sole    n/a         61,730  n/a      55,039
Cogent Inc                     cs       19239Y108      6,219      458,287  sole    n/a        341,265  n/a     117,022
Comtech Tele Cp                cs       205826209     12,354      269,623  sole    n/a        199,821  n/a      69,802
Corinthian Colleges            cs       218868107      7,984      487,708  sole    n/a        365,123  n/a     122,585
Covidien Ltd                   cs       G2552X108      1,134       31,282  sole    n/a          3,238  n/a      28,044
CSX Corp                       cs       126408103      2,052       63,196  sole    n/a          6,476  n/a      56,720
Cubist Pharmaceuticals Inc     cs       229678107     18,808      778,476  sole    n/a        566,314  n/a     212,162
DeVry Inc                      cs       251893103     21,111      367,720  sole    n/a        272,911  n/a      94,809
Dollar Tree Stores             cs       256746108      8,409      201,714  sole    n/a        163,178  n/a      38,536
Emergent Biosolutions Inc      cs       29089Q105      3,697      141,585  sole    n/a        124,010  n/a      17,575
Express Scripts                cs       302182100      3,087       56,142  sole    n/a          6,638  n/a      49,504
Ezcorp Inc Cl A                cs       302301106     10,232      672,726  sole    n/a        479,355  n/a     193,371
General Mills Inc              cs       370334104      5,558       91,497  sole    n/a         65,622  n/a      25,875
Genoptix Inc                   cs       37243V100     15,341      450,143  sole    n/a        306,957  n/a     143,186
Gentiva Health Service         cs       37247A102     16,312      557,489  sole    n/a        410,908  n/a     146,581
Genuine Parts Co.              cs       372460105      1,245       32,878  sole    n/a          3,459  n/a      29,419
Gilead Sciences Inc            cs       375558103      3,465       67,746  sole    n/a          9,700  n/a      58,046
Hewlett Packard Co             cs       428236103      1,588       43,756  sole    n/a          5,129  n/a      38,627
HJ Heinz                       cs       423074103      1,806       48,035  sole    n/a          4,466  n/a      43,569
Hudson City Bancorp            cs       443683107      8,538      534,982  sole    n/a        330,184  n/a     204,798
ICU Med Inc                    cs       44930G107      8,438      254,602  sole    n/a        178,954  n/a      75,648
Illumina Inc                   cs       452327109      1,347       51,709  sole    n/a          7,169  n/a      44,540
Intl Bus Machines              cs       459200101      1,761       20,925  sole    n/a          1,923  n/a      19,002
IShares Trust Russell 2000     cs       464287648      2,107       41,430  sole    n/a          4,430  n/a      37,000
Growth Index
ITT Edl Svcs Inc               cs       45068B109     34,198      360,059  sole    n/a        253,789  n/a     106,270
Kroger Company                 cs       501044101      1,941       73,500  sole    n/a         40,500  n/a      33,000
LHC Group Inc                  cs       50187A107     16,112      447,562  sole    n/a        315,707  n/a     131,855
Life Partners Hldg Inc         cs       53215T106     17,051      390,722  sole    n/a        274,907  n/a     115,815
Mantech Intl Corp Cl A         cs       564563104     28,814      531,726  sole    n/a        391,608  n/a     140,118
McDonalds                      cs       580135101      3,008       48,374  sole    n/a          5,389  n/a      42,985
Medco Health Solutions         cs       58405U102      1,284       30,649  sole    n/a          3,139  n/a      27,510
Myriad Genetics Inc            cs       62855J104     27,005      407,567  sole    n/a        288,118  n/a     119,449
Nuvasive Inc                   cs       670704105     14,672      423,429  sole    n/a        309,966  n/a     113,463
Omnicare Inc                   cs       681904108     16,755      603,563  sole    n/a        413,592  n/a     189,971
Peoples United Financial Inc   cs       712704105        720       40,401  sole    n/a          4,489  n/a      35,912
Petmedexpress Com Inc          cs       716382106      3,286      186,390  sole    n/a        130,290  n/a      56,100
Questcor Pharmaceuticals Inc   cs       74835Y101      7,518      807,535  sole    n/a        575,482  n/a     232,053
Ralcorp Hldgs Inc              cs       751028101     15,212      260,474  sole    n/a        178,444  n/a      82,030
Rock-Tenn Co  Cl A             cs       772739207      8,002      234,127  sole    n/a        184,104  n/a      50,023
Ross Stores                    cs       778296103      2,360       79,385  sole    n/a          7,145  n/a      72,240
Spartan Stores Inc             cs       846822104      2,776      119,395  sole    n/a         83,595  n/a      35,800
Stifel Finl Corp               cs       860630102      6,217      135,602  sole    n/a         99,107  n/a      36,495
Strayer Ed Inc                 cs       863236105     20,010       93,324  sole    n/a         66,342  n/a      26,982
Sybase Inc                     cs       871130100     14,089      568,790  sole    n/a        421,203  n/a     147,587
Sysco Corp                     cs       871829107      1,861       81,130  sole    n/a         10,286  n/a      70,844
Telecom Sys Inc Cl A           cs       87929J103     14,358    1,671,465  sole    n/a      1,166,139  n/a     505,326
Thoratec Labs Inc              cs       885175307     21,541      663,005  sole    n/a        498,739  n/a     164,266
Treehouse Foods Inc            cs       89469A104      3,042      111,676  sole    n/a         98,518  n/a      13,158
Validus Holdings Ltd           cs       G9319H102      5,425      207,361  sole    n/a        159,729  n/a      47,632
Viasat Inc                     cs       92552V100      2,866      119,000  sole    n/a         82,000  n/a      37,000
Wal-Mart Stores                cs       931142103      3,300       58,870  sole    n/a          7,227  n/a      51,643





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